REDEEMABLE SERIES B CONVERTIBLE PREFERRED STOCK (Details) (USD $)	0 Months Ended	12 Months Ended							12 Months Ended					12 Months Ended
	Mar. 07, 2014	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2006	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Series B 10% Cumulative Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B 10% Cumulative Convertible Preferred Stock [Member]	Dec. 31, 2008 Series B 10% Cumulative Convertible Preferred Stock [Member]	Dec. 31, 2006 Series B 10% Cumulative Convertible Preferred Stock [Member]	Sep. 30, 2014 Series B 10% Cumulative Convertible Preferred Stock [Member]	Dec. 31, 2013 Series B 10% Cumulative Convertible Preferred Stock [Member] Event of Default [Member]
Temporary Equity [Line Items]
Convertible preferred stock, conversion price	$ 0.25								$ 0.035
Preferred stock, par value						$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001			$ 0.001
Preferred stock, dividend rate											10.00%			10.00%
Preferred stock dividends
Threshold amount of judgement loss that triggers default status														100,000
Issuance of shares of stock as a dividend									7,461.55	6,780.79
Fair value of stock dividend									$ 2,378,919	$ 2,493,930
Preferred stock, cash dividend threshold, percentage of aggregate share ownership												25.00%